UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2011 (Unaudited)

DWS LifeCompass Retirement Fund
	Shares	Value ($)
Equity - Equity Funds 30.4%
DWS Capital Growth Fund "Institutional"	50,781	2,682,764
DWS Diversified International Equity Fund "Institutional"	217,031	1,391,169
DWS Dreman Mid Cap Value Fund "Institutional"	80,631	853,877
DWS Dreman Small Cap Value Fund "Institutional"	52,511	1,754,909
DWS EAFE Equity Index Fund "Institutional"	98,141	1,117,823
DWS Emerging Markets Equity Fund "Institutional"	54,514	827,519
DWS Equity 500 Index Fund "Institutional"	26,630	3,784,129
DWS Global Thematic Fund "Institutional"	39,673	828,773
DWS Growth & Income Fund "Institutional"	163,338	2,655,880
DWS International Fund "Institutional"	23,347	905,864
DWS Large Cap Value Fund "Institutional"	50,140	863,904
DWS S&P 500 Plus Fund "S"	232,640	2,747,477
DWS Small Cap Growth Fund "Institutional"*	41,542	944,656
DWS Strategic Value Fund "Institutional"	108,233	3,420,150
DWS Technology Fund "Institutional"	73,679	1,010,874

Total Equity - Equity Funds (Cost $24,558,180)		25,789,768
Equity - Exchange-Traded Funds 5.2%
iShares MSCI Canada Index Fund	30,442	835,937
iShares MSCI Italy Index Fund	63,374	808,019
iShares MSCI United Kingdom Index Fund	118,145	1,938,759
Vanguard FTSE All World ex-U.S. Small-Cap Fund	10,012	834,300

Total Equity - Exchange-Traded Funds (Cost $4,460,602)		4,417,015
Fixed Income - Bond Funds 57.5%
DWS Core Fixed Income Fund "Institutional"	1,416,019	13,537,137
DWS Enhanced Commodity Strategy Fund "Institutional"	220,401	848,544
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional"	84,684	845,995
DWS Enhanced Global Bond Fund "S"	1,058,419	10,531,267
DWS Floating Rate Fund "Institutional"	94,430	855,537
DWS Global Inflation Fund "Institutional"	310,373	3,476,182
DWS High Income Fund "Institutional"	463,583	2,100,029
DWS Short Duration Fund "Institutional"	327,319	2,998,242
DWS U.S. Bond Index Fund "Institutional"	1,234,484	13,566,975

Total Fixed Income - Bond Funds (Cost $50,370,662)		48,759,908
Fixed Income – Money Market Fund 7.0%
Central Cash Management Fund, 0.13% (a) (Cost $5,883,496)	5,883,496	5,883,496

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $85,272,940) †	100.1	84,850,187
Other Assets and Liabilities, Net	(0.1)	(95,767)

Net Assets	100.0	84,754,420

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $86,253,358.  At November 30, 2011, net unrealized depreciation for all securities based on tax cost was $1,403,171.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,857,113 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,260,284.

(a) The rate shown is the annualized seven-day yield at period end.
EAFE: Europe, Australasia and Far East
FTSE: Financial Times and the London Stock Exchange
MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$25,789,768	$—	$—	$25,789,768
Exchange-Traded Funds	4,417,015	—	—	4,417,015
Bond Funds	48,759,908	—	—	48,759,908
Money Market Funds	5,883,496	—	—	5,883,496
Total	$84,850,187	$—	$—	$84,850,187

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended November 30, 2011.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass Retirement Fund, a series of DWS Target Date Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 20, 2012